Leases - Schedule of Estimated Future Minimum Lease Payments, Excluding Non-lease Components (Detail)	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 204,930
2024	204,930
2025	204,930
2026	204,930
2027	204,930
Thereafter	204,930
Total future minimum annual lease payments	1,229,580
Less: Imputed interest	(272,350)
Present value of lease liabilities	$ 957,230